Financial Risk Management - Disclosure of Rate Of Fluctuation In The Per Stock Price Of The Equity Securities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Rate Of Fluctuation In The Per Stock Price Of The Equity Securities [Line Items]
Equity	₩ 1,488,179	₩ 1,236,152	₩ 1,718,191
Decrease By 10 Percent [Member]
Disclosure of Rate Of Fluctuation In The Per Stock Price Of The Equity Securities [Line Items]
Profit before income tax	0
Equity	(85,006)
Increase By 10 Percent [Member]
Disclosure of Rate Of Fluctuation In The Per Stock Price Of The Equity Securities [Line Items]
Profit before income tax	0
Equity	₩ 85,006